Financial risk management (Tables)	12 Months Ended
Dec. 31, 2017
Financial risk management
Schedule of principal categories of financial instruments

		December 31,
Financial assets	Risk classification	2017		2016		2015
Cash and cash equivalents and other investments held to maturity	Credit and interest rate	Ps.	2,382,345	Ps.	3,005,792	Ps.	2,665,641
Receivables, net	Credit and exchange rate		630,757		714,130		390,785

		December 31,
Financial liabilities	Risk classification	2017		2016		2015
Short-term and long-term debt	Interest rate, exchange rate and liquidity	Ps.	4,644,387	Ps.	4,707,303	Ps.	4,729,388
Trade accounts payable(1)	Liquidity		249,507		252,831		243,867
Accrued interest	Liquidity		69,125		43,254		42,425
Accounts payable to related parties	Liquidity		130,022		140,328		67,521
(1)	Does not include the payments of employee statutory profit-sharing amounts, which were Ps.6,475, Ps. 9,242 and Ps.9,491 as of December 31, 2017, 2016 and 2015, respectively.

Schedule of carrying values of monetary assets and liabilities denominated in foreign currencies

	Liabilities						Assets
	December 31,						December 31,
Currency	2017		2016		2015		2017		2016		2015
U.S. dollars	U.S.$	(15,631)	U.S.$	(14,457)	U.S.$	(14,389)	U.S.$	41,001	U.S.$	12,050	U.S.$	169

Schedule of transactions in U.S. dollars

	December 31,
	2017		2016		2015
Technical assistance	U.S.$	6,863	U.S.$	5,707	U.S.$	5,641
Insurance		2,295		1,481		2,651
Purchase of machinery and maintenance		16,562		6,886		7,506
Software		1,722		1,728		1,095
Professional services, fees and subscriptions		968		1,161		607
Other		6,437		7,660		5,387

Schedule of pertinent exchange rate information

	December 31,
	2017		2016		2015
U.S. dollar exchange rate
Interbank	Ps.	19.7354	Ps.	20.664	Ps.	17.3398

Schedule of remaining contractual maturities of financial liabilities with agreed repayment periods

							2025 and
As of December 31, 2017	2018		2019-2021		2022-2024		subsequently		Total
Long-term debt	Ps.	50,852	Ps.	3,093,535	Ps.	1,500,000	Ps.	—	Ps.	4,644,387
Interest(1)		310,710		806,984		118,078		—		1,235,772
Trade accounts payable		249,507		—		—		—		249,507
Accrued expenses		69,125		—		—		—		69,125
Accounts payable with related parties		130,022		—		—		—		130,022
Total	Ps.	810,216	Ps.	3,900,519	Ps.	1,618,078	Ps.	—	Ps.	6,328,813

							2024 and
To December 31, 2016	2017		2018-2020		2021-2023		subsequently		Total
Long-term debt	Ps.	56,122	Ps.	137,166	Ps.	3,014,015	Ps.	1,500,000	Ps.	4,707,303
Interest(1)		313,145		929,050		287,120		19,680		1,548,995
Trade accounts payable		252,831		—		—		—		252,831
Accrued expenses		43,254		—		—		—		43,254
Accounts payable with related parties		140,328		—		—		—		140,328
Total	Ps.	805,680	Ps.	1,066,216	Ps.	3,301,135	Ps.	1,519,680	Ps.	6,692,711

							2023 and
As of December 31, 2015	2016		2017-2019		2020-2022		subsequently		Total
Long-term debt	Ps.	55,433	Ps.	128,337	Ps.	3,045,618	Ps.	1,500,000	Ps.	4,729,388
Interest(1)		312,296		931,603		595,794		19,680		1,859,373
Trade accounts payable		243,867		—		—		—		243,867
Accrued expenses		42,425		—		—		—		42,425
Accounts payable with related parties		67,521		—		—		—		67,521
Total	Ps.	721,542	Ps.	1,059,940	Ps.	3,641,412	Ps.	1,519,680	Ps.	6,942,574
(1)	The projected interest is determined based on LIBOR and assuming an exchange rate of Ps.19.7354, Ps.20.664 and Ps.17.3398 (as of December 31, 2017, 2016 and 2015, respectively) per U.S. $1.00.

Schedule of fair value and carrying value of long term debt

December 31, 2017				December 31, 2016				December 31, 2015
Book value		Fair value		Book value		Fair value		Book value		Fair value
Ps.	4,644,387	Ps.	4,465,684	Ps.	4,707,303	Ps.	4,489,119	Ps.	4,729,388	Ps.	4,655,234

	Hierarchy of fair value as of December 31, 2017
	Level 1		Level 2		Level 3		Total
Financial liabilities:
Long-term debt(1)	Ps.	4,246,875	Ps.	218,809	Ps.	—	Ps.	4,465,684

	Hierarchy of fair value as of December 31, 2016
	Level 1		Level 2		Level 3		Total
Financial liabilities:
Long-term debt(1)	Ps.	4,204,695	Ps.	284,424	Ps.	—	Ps.	4,489,119

	Hierarchy of fair value as of December 31, 2015
	Level 1		Level 2		Level 3		Total
Financial liabilities:
Long-term debt(1)	Ps.	4,384,607	Ps.	270,627	Ps.	—	Ps.	4,655,234

The fair values of the financial assets and financial liabilities included in the level 2 category above have been determined in accordance with generally accepted pricing models based on a discounted cash flow analysis, with the most significant inputs being the discount rate that reflects the credit risk of counterparties.